SCHEDULE OF WARRANT ACTIVITIES (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Derivative Warrant Expired Representing Amount	$ 1
Warrant [Member] | Placement Agent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of warrant percentage	8.00%